Trade and Other Receivables - Other Receivables (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables
Advance payments		€ 5,590	€ 4,150
Short-term debt recognized for consideration received from the factor for the receivables assignment contracts		0	16,985
Finance costs from sale of receivables		30,782	24,993	€ 18,201
Volume of invoices sold without recourse to various financial institutions which would not have been collected		€ 334,430	€ 391,886
Biotek America LLC
Trade and Other Receivables
Proportion of ownership interest in joint arrangement	75.00%	75.00%
Minimum
Trade and Other Receivables
Rate of advanced collection of nominal amounts, sale of receivables arrangement		70.00%	70.00%	70.00%
Rate of insolvency risk coverage on the factor side, sale of receivables arrangement		90.00%	90.00%	90.00%
Maximum
Trade and Other Receivables
Rate of advanced collection of nominal amounts, sale of receivables arrangement		100.00%	100.00%	100.00%
Rate of insolvency risk coverage on the factor side, sale of receivables arrangement		100.00%	100.00%	100.00%